UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2016                 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 12.2%
2U, Inc.*,1	13,502	$472,300
Bojangles’, Inc.*	6,461	112,292
Boot Barn Holdings, Inc.*	8,344	89,781
Burlington Stores, Inc.*	2,550	195,100
Deckers Outdoor Corp.*	4,108	271,169
DSW, Inc., Class A	6,857	166,351
Fiesta Restaurant Group, Inc.*	3,176	70,952
The Habit Restaurants, Inc., Class A*	2,937	47,697
Harman International Industries, Inc.	2,815	232,632
IMAX Corp.*	7,637	241,253
LGI Homes, Inc.*,1	3,044	104,501
LKQ Corp.*	15,291	525,857
Total Consumer Discretionary		2,529,885
Consumer Staples - 0.2%
Amplify Snack Brands, Inc.*,1	3,241	46,217
Energy - 0.4%
Carrizo Oil & Gas, Inc.*	1,130	37,064
Oasis Petroleum, Inc.*	5,069	38,524
Total Energy		75,588
Financials - 7.2%
Argo Group International Holdings, Ltd.	4,836	250,940
Raymond James Financial, Inc.	5,818	319,408
Renasant Corp.	4,173	134,454
Selective Insurance Group, Inc.	4,899	191,845
Signature Bank*	2,901	348,816
Webster Financial Corp.	6,812	244,960
Total Financials		1,490,423
Health Care - 20.5%
ACADIA Pharmaceuticals, Inc.*,1	4,331	160,420
Alkermes PLC*	2,817	140,568
AmSurg Corp.*	1,332	99,913
Bluebird Bio, Inc.*,1	737	42,142
Celldex Therapeutics, Inc.*	7,486	34,585
Cynosure, Inc., Class A*	2,996	164,660
DexCom, Inc.*	3,281	302,607
HealthSouth Corp.	6,709	288,822
Insulet Corp.*	6,603	233,680
Intra-Cellular Therapies, Inc.*	986	40,229
Intrexon Corp.*,1	1,092	27,660

	Shares	Value
Kite Pharma, Inc.*,1	3,089	$174,930
The Medicines Co.*,1	579	22,645
Medidata Solutions, Inc.*	6,919	367,745
Medivation, Inc.*	9,112	583,077
MEDNAX, Inc.*	5,110	352,130
Molina Healthcare, Inc.*,1	2,105	119,585
Myriad Genetics, Inc.*	5,623	174,201
Pacira Pharmaceuticals, Inc.*,1	1,230	44,587
PAREXEL International Corp.*	3,104	207,502
PTC Therapeutics, Inc.*	17,204	102,708
Sage Therapeutics, Inc.*,1	2,324	104,255
STERIS PLC	3,940	279,543
Team Health Holdings, Inc.*,1	1,839	75,105
United Therapeutics Corp.*,1	816	98,744
Total Health Care		4,242,043
Industrials - 24.8%
A. O. Smith Corp.	3,820	354,840
Actuant Corp., Class A	3,847	91,366
American Woodmark Corp.*	1,528	113,423
Beacon Roofing Supply, Inc.*	9,289	436,769
BMC Stock Holdings, Inc.*	6,539	133,069
Caesarstone, Ltd.*	3,793	142,200
Echo Global Logistics, Inc.*	4,356	107,855
Generac Holdings, Inc.*	7,564	285,844
Granite Construction, Inc.	5,765	286,982
KAR Auction Services, Inc.	10,491	448,700
Kirby Corp.*	1,230	67,023
LSI Industries, Inc.	11,008	120,648
MasTec, Inc.*	31,114	760,737
Meritor, Inc.*	12,577	105,395
On Assignment, Inc.*	1,536	56,755
Swift Transportation Co.*,1	15,332	295,141
TransUnion*	11,979	391,953
Tutor Perini Corp.*	2,488	62,499
WABCO Holdings, Inc.*	563	56,452
Watsco, Inc.	4,186	602,951
Wesco Aircraft Holdings, Inc.*	12,056	154,920
Woodward, Inc.	1,207	70,658
Total Industrials		5,146,180
Information Technology - 31.8%
Benefitfocus, Inc.*,1	4,693	201,799

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 31.8% (continued)
Blackhawk Network Holdings, Inc.*	5,448	$189,536
Bottomline Technologies de, Inc.*	5,996	126,576
Callidus Software, Inc.*	11,702	240,242
Cornerstone OnDemand, Inc.*	5,085	219,621
Ellie Mae, Inc.*	3,683	339,241
Euronet Worldwide, Inc.*	4,758	362,845
Fair Isaac Corp.	1,245	157,667
Fleetmatics Group PLC*	6,506	279,498
FLIR Systems, Inc.	4,598	149,803
Fortinet, Inc.*	4,721	163,771
Genpact, Ltd.*	11,725	313,878
Itron, Inc.*	4,604	196,545
Jack Henry & Associates, Inc.	3,937	351,377
Leidos Holdings, Inc.[1]	3,104	155,231
MACOM Technology Solutions Holdings, Inc.*	5,314	209,956
Microsemi Corp.*	2,898	113,022
New Relic, Inc.*,1	2,467	84,963
ON Semiconductor Corp.*	23,629	236,999
QLogic Corp.*	4,014	62,297
Qorvo, Inc.*	6,005	379,696
RealPage, Inc.*	6,509	163,701
Rogers Corp.*	2,212	151,389
Rovi Corp.*	28,336	533,000
Semtech Corp.*	11,445	290,932
Synchronoss Technologies, Inc.*	6,378	238,155
Tessera Technologies, Inc.	11,858	381,116
Universal Display Corp.*	4,291	303,974
Total Information Technology		6,596,830
Materials - 1.3%
Eagle Materials, Inc.	1,501	126,009

	Shares	Value
Kraton Performance Polymers, Inc.*	4,789	$143,239
Total Materials		269,248
Telecommunication Services - 1.4%
Cogent Communications Holdings, Inc.	7,020	299,965
Total Common Stocks (cost $15,732,753)		20,696,379

	Principal Amount
Short-Term Investments - 8.2%
Repurchase Agreements - 7.4%[2]
Cantor Fitzgerald Securities, Inc., dated 07/29/16, due 08/01/16, 0.370%, total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 07/29/16, due 08/01/16, 0.360%, total to be received $531,352 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16 - 07/20/66, totaling $541,963)	531,336	531,336
Total Repurchase Agreements		1,531,336

	Shares
Other Investment Companies - 0.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	167,616	167,616
Total Short-Term Investments (cost $1,698,952)		1,698,952
Total Investments - 108.0% (cost $17,431,705)		22,395,331
Other Assets, less Liabilities - (8.0)%		(1,652,608)
Net Assets - 100.0%		$20,742,723

AMG TimesSquare All Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 14.4%
Charter Communications, Inc., Class A*	9,109	$2,139,431
Dollar Tree, Inc.*	13,240	1,274,880
The Home Depot, Inc.	12,420	1,716,941
NIKE, Inc., Class B	24,610	1,365,855
Starbucks Corp.	21,225	1,232,111
Total Consumer Discretionary		7,729,218
Consumer Staples - 3.0%
Costco Wholesale Corp.	9,485	1,586,082
Financials - 7.4%
Intercontinental Exchange, Inc.	5,670	1,498,014
S&P Global, Inc.	14,385	1,757,847
WisdomTree Investments, Inc.[1]	70,550	701,267
Total Financials		3,957,128
Health Care - 8.9%
Acadia Healthcare Co., Inc.*,1	19,615	1,108,247
Alexion Pharmaceuticals, Inc.*	5,555	714,373
Allergan PLC*	4,815	1,217,954
Cardinal Health, Inc.	17,155	1,434,158
Vertex Pharmaceuticals, Inc.*	3,020	292,940
Total Health Care		4,767,672
Industrials - 19.9%
Allegiant Travel Co.	8,325	1,080,335
Equifax, Inc.	10,920	1,446,463
Knight Transportation, Inc.	39,170	1,168,441
L-3 Communications Holdings, Inc.	8,560	1,297,953
Nielsen Holdings PLC	22,410	1,207,003
On Assignment, Inc.*	37,550	1,387,472
Union Pacific Corp.	4,750	441,987
United Technologies Corp.	7,360	792,304
Verisk Analytics, Inc.*	12,370	1,054,914
WABCO Holdings, Inc.*	7,710	773,082
Total Industrials		10,649,954
Information Technology - 37.5%
Alliance Data Systems Corp.*	9,930	2,299,986
Alphabet, Inc., Class C*	4,696	3,610,238
Apple, Inc.	19,319	2,013,233
CoStar Group, Inc.*	10,208	2,122,243
Facebook, Inc., Class A*	12,565	1,557,306

	Shares	Value
Fidelity National Information Services, Inc.	19,905	$1,583,045
Intuit, Inc.	12,330	1,368,507
Microsoft Corp.	25,450	1,442,506
The Ultimate Software Group, Inc.*	6,900	1,442,790
Visa, Inc., Class A	22,305	1,740,905
WNS Holdings, Ltd., ADR*	32,590	914,801
Total Information Technology		20,095,560
Materials - 3.3%
Monsanto Co.	7,180	766,609
PolyOne Corp.	28,770	1,008,964
Total Materials		1,775,573
Telecommunication Services - 4.2%
SBA Communications Corp., Class A*	19,270	2,216,050
Total Common Stocks (cost $45,479,666)		52,777,237

	Principal Amount
Short-Term Investments - 3.0%
Repurchase Agreements - 2.6%[2]
Cantor Fitzgerald Securities, Inc., dated 07/29/16, due 08/01/16, 0.370%, total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 07/29/16, due 08/01/16, 0.360%, total to be received $378,273 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16 - 07/20/66, totaling $385,827)	378,262	378,262
Total Repurchase Agreements		1,378,262

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	243,656	243,656
Total Short-Term Investments (cost $1,621,918)		1,621,918
Total Investments - 101.6% (cost $47,101,584)		54,399,155
Other Assets, less Liabilities - (1.6)%		(867,167)
Net Assets - 100.0%		$53,531,988

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 17.8%
2U, Inc.*,1	9,632	$336,927
Big 5 Sporting Goods Corp.	30,500	322,080
Bravo Brio Restaurant Group, Inc.*	47,276	388,609
Build-A-Bear Workshop, Inc.*	6,700	91,321
Cavco Industries, Inc.*	6,354	631,461
Century Casinos, Inc.*	11,900	75,922
Chuy’s Holdings, Inc.*	18,325	617,919
Citi Trends, Inc.	21,500	358,620
ClubCorp Holdings, Inc.	14,469	209,800
Culp, Inc.	6,600	188,298
Delta Apparel, Inc.*	34,580	826,116
Destination Maternity Corp.	20,700	116,334
Destination XL Group, Inc.*	163,936	845,910
Duluth Holdings, Inc., Class B*,1	20,762	514,898
Entravision Communications Corp., Class A	13,900	100,914
Etsy, Inc.*	31,026	312,122
Fox Factory Holding Corp.*	23,179	444,805
Grand Canyon Education, Inc.*	17,520	736,891
The Habit Restaurants, Inc., Class A*	31,593	513,070
Haverty Furniture Cos., Inc.	8,750	161,262
Hooker Furniture Corp.	5,685	131,494
iRobot Corp.*,1	8,367	317,277
Johnson Outdoors, Inc., Class A	3,625	110,381
Kirkland’s, Inc.*	11,500	175,260
Kona Grill, Inc.*	91,076	1,138,450
LGI Homes, Inc.*	48,182	1,654,088
Libbey, Inc.	52,120	974,123
Lifetime Brands, Inc.	16,700	223,613
Malibu Boats, Inc., Class A*	34,533	471,030
The Marcus Corp.	18,125	401,469
MarineMax, Inc.*	28,892	583,618
Monarch Casino & Resort, Inc.*	12,100	282,293
Motorcar Parts of America, Inc.*	5,966	167,227
Ollie’s Bargain Outlet Holdings, Inc.*,1	5,060	132,268
Papa Murphy’s Holdings, Inc.*	15,090	105,630
Performance Sports Group, Ltd.*	18,110	60,306
PetMed Express, Inc.	25,531	529,258
Potbelly Corp.*,1	12,200	158,966
Red Robin Gourmet Burgers, Inc.*	5,560	268,882

	Shares	Value
Rocky Brands, Inc.	5,725	$62,803
Ruth’s Hospitality Group, Inc.	28,300	451,951
Salem Media Group, Inc.	66,811	505,759
Sequential Brands Group, Inc.*,1	79,510	646,416
Smith & Wesson Holding Corp.*	30,598	901,111
Spartan Motors, Inc.	15,400	130,746
Sportsman’s Warehouse Holdings, Inc.*,1	27,374	278,667
Stein Mart, Inc.	21,900	188,340
Stoneridge, Inc.*	44,163	736,639
Strattec Security Corp.	3,400	151,640
Superior Uniform Group, Inc.	22,540	362,218
Tandy Leather Factory, Inc.*	73,700	526,218
Tower International, Inc.	16,100	371,588
Unifi, Inc.*	9,700	262,191
Universal Electronics, Inc.*	41,185	3,185,248
West Marine, Inc.*	20,500	179,580
William Lyon Homes, Class A*	22,260	386,211
Wingstop, Inc.[1]	33,279	865,254
ZAGG, Inc.*	81,567	516,319
Zoe’s Kitchen, Inc.*,1	35,802	1,272,403
Total Consumer Discretionary		27,660,214
Consumer Staples - 2.6%
Amplify Snack Brands, Inc.*,1	25,144	358,553
Calavo Growers, Inc.	14,277	939,141
Farmer Bros. Co.*	12,300	377,241
John B Sanfilippo & Son, Inc.	10,870	507,303
Landec Corp.*	40,480	465,520
MGP Ingredients, Inc.	8,561	368,123
Nature’s Sunshine Products, Inc.	9,200	108,560
Omega Protein Corp.*	13,300	299,516
Primo Water Corp.*,1	48,418	580,048
Total Consumer Staples		4,004,005
Energy - 2.8%
Aspen Aerogels, Inc.*	34,540	172,009
Callon Petroleum Co.*	66,510	757,549
Dawson Geophysical Co.*,1	50,959	379,645
GasLog, Ltd.[1]	30,228	404,148
Gulf Island Fabrication, Inc.	52,391	443,228
Gulfport Energy Corp.*	23,810	692,633
Matrix Service Co.*	10,200	169,014

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.8% (continued)
Natural Gas Services Group, Inc.*	16,500	$414,315
Panhandle Oil and Gas, Inc., Class A	9,600	157,056
Ring Energy, Inc.*,1	48,410	384,375
Synergy Resources Corp.*	46,210	300,827
Total Energy		4,274,799
Financials - 14.6%
Access National Corp.	4,400	97,812
American National Bankshares, Inc.	6,800	178,568
AMERISAFE, Inc.	27,300	1,597,869
Arrow Financial Corp.	8,647	273,159
Atlas Financial Holdings, Inc.*	36,300	624,723
Bank Mutual Corp.	21,300	162,732
Bank of Marin Bancorp[1]	3,400	168,572
Blue Capital Reinsurance Holdings, Ltd.[1]	13,600	242,760
Boston Private Financial Holdings, Inc.	10,000	121,200
Cardinal Financial Corp.	13,649	351,598
Charter Financial Corp.	6,100	79,544
CNB Financial Corp.	4,800	88,560
CoBiz Financial, Inc.	42,010	518,824
Community Healthcare Trust, Inc.[1]	33,650	773,614
Compass Diversified Holdings[1]	114,150	1,942,833
Crawford & Co., Class B	16,500	181,170
Diamond Hill Investment Group, Inc.	1,900	362,881
Farmers National Banc Corp.[1]	9,200	87,860
Federal Agricultural Mortgage Corp., Class C	9,700	372,771
Financial Institutions, Inc.	12,175	327,508
First Bancorp	21,120	395,366
First Community Bancshares, Inc.	7,600	174,268
First Defiance Financial Corp.	10,400	433,576
First Financial Corp.	9,400	360,020
First Internet Bancorp[1]	7,200	170,280
The First of Long Island Corp.	5,800	176,030
Flushing Financial Corp.	15,850	353,614
German American Bancorp, Inc.	9,520	323,680
Gladstone Land Corp.	11,000	126,280
Gramercy Property Trust	32,894	328,611
Hallmark Financial Services, Inc.*	7,900	83,819
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,019	405,247
HCI Group, Inc.	5,700	171,912

	Shares	Value
Heritage Financial Corp.	24,747	$432,083
Home Bancorp, Inc.[1]	3,000	86,820
HomeStreet, Inc.*	8,925	199,028
Independent Bank Corp.	29,500	453,710
Kinsale Capital Group, Inc.*	20,540	375,266
LaSalle Hotel Properties	9,960	274,398
LendingTree, Inc.*,1	6,566	663,035
MainSource Financial Group, Inc.	11,900	265,013
Malvern Bancorp, Inc.*,1	5,300	82,998
Marcus & Millichap, Inc.*	4,700	125,913
Marlin Business Services Corp.	11,800	216,648
Mercantile Bank Corp.	15,290	385,002
Merchants Bancshares, Inc.	3,000	95,340
National Storage Affiliates Trust	8,658	185,021
NewStar Financial, Inc.*	11,200	114,464
NexPoint Residential Trust, Inc.	18,460	359,785
NMI Holdings, Inc., Class A*	15,500	97,340
Northrim BanCorp, Inc.[1]	27,446	779,466
One Liberty Properties, Inc.	12,100	302,742
Pacific Continental Corp.	10,700	154,936
Pacific Premier Bancorp, Inc.*	41,020	990,633
Preferred Bank	25,100	820,017
QCR Holdings, Inc.	6,400	189,696
Regional Management Corp.*	16,200	304,560
ServisFirst Bancshares, Inc.[1]	2,301	116,500
Sierra Bancorp	5,200	92,976
State Bank Financial Corp.	19,750	432,130
State National Cos, Inc.[1]	16,600	181,272
Stock Yards Bancorp, Inc.	11,835	349,606
Territorial Bancorp, Inc.	7,125	191,662
TriState Capital Holdings, Inc.*	19,200	273,984
Triumph Bancorp, Inc.*	11,200	195,664
United Community Financial Corp.	28,500	189,240
United Insurance Holdings Corp.	9,400	149,084
West Bancorporation, Inc.[1]	4,825	91,675
Whitestone REIT	25,800	417,186
Total Financials		22,692,154
Health Care - 14.5%
AAC Holdings, Inc.*	24,275	550,314

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 14.5% (continued)
Acceleron Pharma, Inc.*,1	11,296	$383,160
Addus HomeCare Corp.*	7,600	143,336
AtriCure, Inc.*	13,429	203,987
AxoGen, Inc.*,1	37,780	253,882
BioScrip, Inc.*	69,770	178,611
BioTelemetry, Inc.*	14,700	279,594
Blueprint Medicines Corp.*,1	16,427	363,201
Coherus Biosciences, Inc.*,1	24,282	616,520
Cross Country Healthcare, Inc.*	30,098	440,033
Cutera, Inc.*	14,800	159,692
Cynosure, Inc., Class A*	7,706	423,522
Dynavax Technologies Corp.*,1	21,324	329,029
Endologix, Inc.*,1	30,742	433,770
Evolent Health, Inc., Class A*,1	18,700	440,198
Exact Sciences Corp.*,1	18,922	328,864
Exactech, Inc.*	23,030	622,501
Five Prime Therapeutics, Inc.*	13,939	706,568
Fluidigm Corp.*,1	34,681	365,885
Foundation Medicine, Inc.*	18,958	443,048
Genomic Health, Inc.*,1	14,741	427,931
Glaukos Corp.*	40,842	1,427,836
Heska Corp.*	2,500	106,375
Inogen, Inc.*	20,449	1,098,929
Invuity, Inc.*	26,832	276,370
Juniper Pharmaceuticals, Inc.*	26,100	196,794
K2M Group Holdings, Inc.*	14,991	251,249
LeMaitre Vascular, Inc.	17,000	292,400
NanoString Technologies, Inc.*	20,092	273,050
Natera, Inc.*	56,024	733,914
NeoGenomics, Inc.*	105,616	920,972
NxStage Medical, Inc.*	13,932	308,037
OraSure Technologies, Inc.*	48,000	327,360
Pacific Biosciences of California, Inc.*,1	94,794	810,489
The Providence Service Corp.*	7,100	343,427
Sage Therapeutics, Inc.*,1	7,483	335,687
Spark Therapeutics, Inc.*,1	6,131	355,230
The Spectranetics Corp.*	21,133	489,863
Streamline Health Solutions, Inc.*	98,021	143,111
SurModics, Inc.*	13,300	364,819
Tactile Systems Technology, Inc.*	31,165	350,918

	Shares	Value
Teladoc, Inc.*	21,811	$380,384
U.S. Physical Therapy, Inc.	38,374	2,287,858
Utah Medical Products, Inc.	1,500	97,605
Vascular Solutions, Inc.*	30,449	1,396,696
Zeltiq Aesthetics, Inc.*,1	26,028	883,651
Total Health Care		22,546,670
Industrials - 16.9%
ACCO Brands Corp.*	108,803	1,222,946
Air Transport Services Group, Inc.*	36,435	527,579
Alamo Group, Inc.	5,759	386,602
Ameresco, Inc., Class A*	33,300	164,835
Argan, Inc.	21,485	991,103
AZZ, Inc.	27,840	1,728,307
Builders FirstSource, Inc.*	36,922	475,925
Casella Waste Systems, Inc., Class A*	43,100	403,416
Columbus McKinnon Corp.	72,100	1,196,139
Comfort Systems USA, Inc.	7,948	241,460
Covenant Transportation Group, Inc., Class A*,1	38,911	876,665
CRA International, Inc.*	10,850	299,677
Ducommun, Inc.*	19,620	379,451
Echo Global Logistics, Inc.*,1	21,874	541,600
Ennis, Inc.	54,750	948,270
FreightCar America, Inc.	22,400	333,760
Gibraltar Industries, Inc.*	12,775	450,702
Global Brass & Copper Holdings, Inc.	13,500	382,320
GP Strategies Corp.*	6,210	130,162
The Greenbrier Cos., Inc.[1]	26,300	863,429
Heidrick & Struggles International, Inc.	9,400	182,924
Hudson Technologies, Inc.*	161,140	792,809
Hurco Cos., Inc.	2,700	71,901
Insperity, Inc.	5,291	415,291
Insteel Industries, Inc.	12,700	441,833
Interface, Inc.	32,300	576,878
Kadant, Inc.	3,400	186,796
The KEYW Holding Corp.*	2,160	22,118
Lawson Products, Inc.*	9,100	149,240
LSI Industries, Inc.	35,784	392,193
Lydall, Inc.*	24,880	1,111,638
Marten Transport, Ltd.	30,696	664,568
Mercury Systems, Inc.*	16,198	419,852

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 16.9% (continued)
Neff Corp., Class A*	77,149	$753,746
NN, Inc.	36,830	621,322
NV5 Global, Inc.*,1	31,725	1,020,593
Old Dominion Freight Line, Inc.*	7,905	550,662
Patrick Industries, Inc.*	46,512	3,002,815
PGT, Inc.*	56,630	679,560
Radiant Logistics, Inc.*	155,310	490,780
Sparton Corp.*	7,270	151,289
Sun Hydraulics Corp.	3,400	102,680
TASER International, Inc.*,1	7,617	220,588
Titan International, Inc.[1]	37,145	245,528
Universal Logistics Holdings, Inc.[1]	5,000	74,750
USA Truck, Inc.*,1	13,000	250,640
YRC Worldwide, Inc.*,1	6,900	81,903
Total Industrials		26,219,245
Information Technology - 21.8%
Alarm.com Holdings, Inc.*,1	24,307	698,340
Amber Road, Inc.*	19,354	170,702
American Software, Inc., Class A	27,550	303,876
Apigee Corp.*	89,959	1,119,090
Applied Micro Circuits Corp.*	88,443	581,955
Aspen Technology, Inc.*,1	4,300	180,127
Bel Fuse, Inc., Class B	10,200	208,998
Benefitfocus, Inc.*,1	24,344	1,046,792
BroadSoft, Inc.*	11,770	527,649
Calix, Inc.*	23,800	183,736
Callidus Software, Inc.*	59,049	1,212,276
Carbonite, Inc.*	9,200	101,292
CEVA, Inc.*	14,625	439,628
comScore, Inc.*	6,510	168,934
Comtech Telecommunications Corp.	20,200	264,014
CTS Corp.	18,800	359,268
CYREN, Ltd.*	110,800	249,300
DHI Group, Inc.*	74,800	545,292
Digi International, Inc.*	15,183	168,683
ePlus, Inc.*	4,000	336,440
Exa Corp.*,1	7,800	113,880
Fabrinet*	9,234	348,676
Five9, Inc.*,1	120,633	1,521,182

	Shares	Value
FormFactor, Inc.*	18,100	$169,235
Gigamon, Inc.*	10,911	509,762
Globant, S.A.*,1	7,461	314,780
Glu Mobile, Inc.*	61,130	143,044
The Hackett Group, Inc.	24,600	329,394
Hortonworks, Inc.*	25,952	303,898
II-VI, Inc.*	14,343	288,294
Impinj, Inc.*	13,771	253,524
Information Services Group, Inc.*,1	42,900	162,591
Inphi Corp.*	35,473	1,247,940
Instructure, Inc.*	47,867	1,040,629
Interactive Intelligence Group, Inc.*	29,330	1,582,354
IXYS Corp.	30,312	331,613
Lionbridge Technologies, Inc.*	80,500	363,055
Materialise N.V., ADR*,6	39,110	269,859
MaxLinear, Inc., Class A*	31,191	680,276
MINDBODY, Inc., Class A*	45,892	806,322
Nanometrics, Inc.*	9,400	188,376
NCI, Inc., Class A1	13,400	170,046
Novanta, Inc.*	92,060	1,446,263
PC Connection, Inc.	7,346	189,600
Perficient, Inc.*	18,631	413,981
PFSweb, Inc.*	7,300	72,343
Planet Payment, Inc.*	58,251	273,197
Q2 Holdings, Inc.*	31,329	929,845
QAD, Inc., Class A	4,800	90,816
Radisys Corp.*,1	54,900	264,618
Rapid7, Inc.*	26,309	367,800
Reis, Inc.	3,500	88,480
Rogers Corp.*	8,044	550,531
The Rubicon Project, Inc.*	18,195	256,913
Sapiens International Corp. N.V.[1]	74,810	956,072
ShoreTel, Inc.*	49,300	361,862
Silver Spring Networks, Inc.*	31,763	399,261
SPS Commerce, Inc.*	6,139	388,721
Talend, S.A., ADR*	6,236	159,018
Tangoe, Inc.*,1	26,650	215,598
TechTarget, Inc.*	77,909	710,530
TESSCO Technologies, Inc.	54,170	728,045
TubeMogul, Inc.*	16,608	186,176

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.8% (continued)
Tucows, Inc., Class A*,1	7,800	$233,220
Tyler Technologies, Inc.*,1	7,220	1,177,004
USA Technologies, Inc.*,1	130,099	614,067
Virtusa Corp.*	17,172	467,078
Vishay Precision Group, Inc.*	20,490	269,444
Wix.com, Ltd.*	16,161	575,332
Workiva, Inc.*,1	25,085	349,685
Xactly Corp.*	76,434	949,310
Xplore Technologies Corp.*	67,782	152,510
Total Information Technology		33,842,442
Materials - 4.1%
Ferro Corp.*	29,159	377,901
Flotek Industries, Inc.*	24,395	346,409
FutureFuel Corp.	20,030	229,544
Koppers Holdings, Inc.*	27,400	866,388
Materion Corp.	13,625	359,836
Myers Industries, Inc.	18,100	270,595
OMNOVA Solutions, Inc.*	136,381	1,291,528
Real Industry, Inc.*	69,960	548,486
Trecora Resources*	16,000	182,880
Universal Stainless & Alloy Products, Inc.*	46,000	537,740
US Concrete, Inc.*,1	20,521	1,323,604
Total Materials		6,334,911
Telecommunication Services - 1.4%
8x8, Inc.*	88,077	1,211,059
Boingo Wireless, Inc.*	100,051	916,467
Total Telecommunication Services		2,127,526
Utilities - 0.9%
Chesapeake Utilities Corp.	2,562	164,147
Connecticut Water Service, Inc.	4,000	204,200
Middlesex Water Co.	4,600	190,026
Unitil Corp.	19,000	831,060
Total Utilities		1,389,433
Total Common Stocks (cost $115,610,992)		151,091,399

	Shares	Value
Exchange Traded Funds - 0.1%
SPDR S&P Regional Banking ETF[1] (cost $48,275)	2,500	$100,250
Warrants - 0.0%
Imperial Holdings, Inc. Warrants,* (cost $36)	3,571	—

	Principal Amount
Short-Term Investments - 10.8%
Repurchase Agreements - 7.6%[2]
Cantor Fitzergerald Inc., dated 07/29/16, due 08/01/16, 0.370%, total to be received $2,804,530 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totaling $2,860,533)	$2,804,444	2,804,444
Citigroup Global Markets Inc, dated 07/29/16, due 08/01/16, 0.350%, total to be received $2,804,526 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.645%, 06/01/18 - 08/01/46, totaling $2,860,533)	2,804,444	2,804,444
HSBC Securities International, Inc., dated 07/29/16, due 08/01/16, 0.330%, total to be received $2,804,521 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 04/01/25 - 08/01/48, totaling $2,860,535)	2,804,444	2,804,444
Merrill Lynch Pierce Fenner & Smith Inc, dated 07/29/16, due 08/01/16, 0.350%, total to be received $590,317 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 02/15/17 - 05/20/66, totaling $602,106)	590,300	590,300
Nomura Securities International Inc, dated 07/29/16, due 08/01/16, 0.360%, total to be received $2,804,528 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16 - 07/20/66, totaling $2,860,533)	2,804,444	2,804,444
Total Repurchase Agreements		11,808,076

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 3.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	4,962,353	$4,962,353
Total Short-Term Investments (cost $16,770,429)		16,770,429

Value
Total Investments - 108.3% (cost $132,429,732)	$167,962,078
Other Assets, less Liabilities - (8.3)%	(12,836,955)
Net Assets - 100.0%	$155,125,123

AMG Managers Real Estate Securities Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
REITs - 97.7%
Apartments - 17.8%
American Homes 4 Rent, Class A	176,390	$3,827,663
Apartment Investment & Management Co., Class A	175,240	8,055,783
AvalonBay Communities, Inc.	103,250	19,168,362
Camden Property Trust	100,920	9,041,423
Colony Starwood Homes	68,762	2,252,643
Education Realty Trust, Inc.	117,740	5,668,004
Equity Residential	187,650	12,758,323
Essex Property Trust, Inc.	39,810	9,310,763
Post Properties, Inc.	42,370	2,694,308
UDR, Inc.	231,311	8,611,708
Total Apartments		81,388,980
Diversified - 11.9%
Digital Realty Trust, Inc.	91,600	9,568,536
Duke Realty Corp.	500,830	14,418,896
Liberty Property Trust	204,970	8,481,659
PS Business Parks, Inc.	34,100	3,781,349
Vornado Realty Trust	136,690	14,680,506
Washington Real Estate Investment Trust	96,970	3,325,101
Total Diversified		54,256,047
Health Care - 12.8%
Care Capital Properties, Inc.	65,030	1,923,587
HCP, Inc.	363,630	14,265,205
Healthcare Realty Trust, Inc.	73,410	2,654,506
Healthcare Trust of America, Inc., Class A	221,955	7,557,568
Ventas, Inc.	129,630	9,872,621
Welltower, Inc.	279,240	22,152,109
Total Health Care		58,425,596
Hotels - 4.8%
Chesapeake Lodging Trust	72,180	1,823,988
DiamondRock Hospitality Co.	163,230	1,602,918
Hospitality Properties Trust	70,920	2,263,057
Host Hotels & Resorts, Inc.	670,880	11,901,411
Sunstone Hotel Investors, Inc.	330,694	4,398,230
Total Hotels		21,989,604
Office Properties - 11.9%
Alexandria Real Estate Equities, Inc.	23,540	2,643,542
Boston Properties, Inc.	97,700	13,886,101
Columbia Property Trust, Inc.	133,959	3,255,204

	Shares	Value
Corporate Office Properties Trust	136,390	$4,086,244
Douglas Emmett, Inc.	130,290	4,956,232
Easterly Government Properties, Inc.	56,040	1,148,260
Empire State Realty Trust, Inc., Class A	252,085	5,291,264
First Potomac Realty Trust	24,660	249,313
Highwoods Properties, Inc.	163,020	9,083,474
Hudson Pacific Properties, Inc.	139,970	4,732,386
SL Green Realty Corp.	41,760	4,920,163
Total Office Properties		54,252,183
Regional Malls - 12.7%
General Growth Properties, Inc.	441,090	14,092,825
The Macerich Co.	119,740	10,685,598
Simon Property Group, Inc.	147,300	33,442,992
Total Regional Malls		58,221,415
Shopping Centers - 10.9%
DDR Corp.	352,330	6,954,994
Equity One, Inc.	286,140	9,519,878
Federal Realty Investment Trust	8,180	1,388,146
Kimco Realty Corp.	315,100	10,114,710
Kite Realty Group Trust	91,470	2,781,603
Ramco-Gershenson Properties Trust	81,114	1,609,302
Regency Centers Corp.	74,850	6,357,010
Retail Opportunity Investments Corp.	72,280	1,650,152
Urban Edge Properties	31,760	949,942
Weingarten Realty Investors	195,640	8,449,692
Total Shopping Centers		49,775,429
Single Tenant - 0.9%
STORE Capital Corp.	127,769	3,985,115
Storage - 7.7%
CubeSmart	269,370	8,002,983
Public Storage	95,540	22,826,417
Sovran Self Storage, Inc.	41,810	4,280,090
Total Storage		35,109,490
Warehouse/Industrials - 6.3%
CyrusOne, Inc.	157,840	8,652,789
Prologis, Inc.	309,800	16,881,002
QTS Realty Trust, Inc., Class A	62,070	3,553,507
Total Warehouse/Industrials		29,087,298
Total REITs (cost $377,122,125)		446,491,157

AMG Managers Real Estate Securities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35% (cost $10,157,746)	10,157,746	$10,157,746

Value
Total Investments - 99.9% (cost $387,279,871)	$456,648,903
Other Assets, less Liabilities - 0.1%	498,311
Net Assets - 100.0%	$457,147,214

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 44.5%
Financials - 17.4%
American Tower Corp., 3.375%, 10/15/26	$2,748,000	$2,844,683
Bank of America Corp., MTN, 3.875%, 08/01/25	6,259,000	6,724,325
Berkshire Hathaway, Inc., 3.125%, 03/15/26	6,520,000	6,948,025
Citigroup, Inc., 2.050%, 12/07/18	4,284,000	4,331,223
Crown Castle International Corp., 5.250%, 01/15/23	5,870,000	6,741,167
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	5,468,000	6,970,453
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[4,5]	4,038,000	4,552,441
Morgan Stanley, GMTN, 5.500%, 07/28/21	5,775,000	6,619,698
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	4,342,000	4,712,802
US Bancorp, MTN, 2.950%, 07/15/22	8,615,000	9,037,764
Visa, Inc., 3.150%, 12/14/25	4,355,000	4,682,923
Wells Fargo & Co., Series U, 5.875%, 12/29/49[4,5]	4,210,000	4,641,525
Weyerhaeuser Co., 7.375%, 03/15/32	5,212,000	7,092,646
Total Financials		75,899,675
Industrials - 27.1%
AbbVie, Inc., 3.200%, 11/06/22	4,351,000	4,574,215
Apple, Inc., 2.850%, 02/23/23	6,565,000	6,936,395
Automatic Data Processing, Inc., 3.375%, 09/15/25	6,403,000	7,027,190
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	3,621,000	5,006,851
CF Industries, Inc., 7.125%, 05/01/20	3,757,000	4,360,746
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25 (a)	4,050,000	4,479,851
Comcast Corp., 7.050%, 03/15/33	2,487,000	3,621,935
CVS Health Corp., 5.125%, 07/20/45	3,580,000	4,572,104
eBay, Inc., 3.800%, 03/09/22	4,399,000	4,696,179
Express Scripts Holding Co., 3.400%, 03/01/27	6,464,000	6,624,417
Ford Motor Co., 7.450%, 07/16/31	5,624,000	7,748,522
Georgia-Pacific LLC, 8.000%, 01/15/24	5,055,000	6,797,130
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	4,135,000	4,459,457
McDonald’s Corp., MTN, 3.700%, 01/30/26	4,223,000	4,637,285
Microsoft Corp., 3.750%, 02/12/45	4,190,000	4,348,198
Mohawk Industries, Inc., 3.850%, 02/01/23	4,302,000	4,554,252
Molson Coors Brewing Co., 3.000%, 07/15/26	4,330,000	4,431,313
Newell Brands, Inc., 3.850%, 04/01/23	4,405,000	4,714,306
Omnicom Group, Inc., 3.600%, 04/15/26	4,365,000	4,659,747
Owens Corning, 4.200%, 12/15/22	4,275,000	4,561,074
Tyson Foods, Inc., 4.875%, 08/15/34	4,285,000	4,855,415
Under Armour, Inc., 3.250%, 06/15/26	4,242,000	4,327,370

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 27.1% (continued)
Verizon Communications, Inc., 4.400%, 11/01/34	$6,150,000	$6,535,882
Total Industrials		118,529,834
Total Corporate Bonds and Notes (cost $187,255,109)		194,429,509
Municipal Bonds - 6.3%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	5,775,000	9,441,490
Los Angeles Unified School District, 5.750%, 07/01/34	5,355,000	7,234,766
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,360,000	4,939,368
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	4,160,000	4,661,280
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	1,065,000	1,282,920
Total Municipal Bonds (cost $25,089,875)		27,559,824
U.S. Government and Agency Obligations - 44.2%
Federal Home Loan Mortgage Corporation - 4.7%
FHLMC Gold Pool,
3.500%, 11/01/25	9,553,362	10,256,299
4.000%, 05/01/26	393,891	419,659
5.000%, 07/01/41 to 07/01/44	8,818,130	9,874,001
Total Federal Home Loan Mortgage Corporation		20,549,959
Federal National Mortgage Association - 24.9%
FNMA,
3.500%, 07/01/28	5,332,719	5,677,179
4.000%, 01/01/29 to 08/01/43	13,540,224	14,505,753
4.500%, 04/01/39 to 06/01/41	33,704,764	37,176,325
5.000%, 02/01/34 to 08/01/40	19,528,130	21,702,036
5.500%, 08/01/37 to 10/01/41	26,194,475	29,741,836
Total Federal National Mortgage Association		108,803,129
U.S. Government Obligations - 14.6%
U.S. Treasury Bonds,
3.500%, 02/15/39	3,104,000	3,977,000
4.500%, 02/15/36	1,800,000	2,617,911
6.250%, 08/15/23	26,297,000	35,161,955
U.S. Treasury Note, 2.000%, 11/30/22	20,965,000	21,945,282
Total U.S. Government Obligations		63,702,148
Total U.S. Government and Agency Obligations (cost $189,422,644)		193,055,236

	Shares
Other Investment Companies - 2.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35% (cost $9,001,363)	9,001,363	9,001,363
Total Investments - 97.1% (cost $410,768,991)		424,045,932
Other Assets, less Liabilities - 2.9%		12,499,168
Net Assets - 100.0%		$436,545,100

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$18,308,679	$4,744,386	$(657,734)	$4,086,652
AMG TimesSquare All Cap Growth Fund	47,238,206	7,727,349	(566,400)	7,160,949
AMG Managers Emerging Opportunities Fund	135,575,858	38,219,921	(5,833,701)	32,386,220
AMG Managers Real Estate Securities Fund	388,945,911	69,757,418	(2,054,426)	67,702,992
AMG GW&K Core Bond Fund	411,225,596	12,850,943	(30,607)	12,820,336

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Core Bond Fund	$4,479,851	1.0%

[1]	Some or all of these securities were out on loan to various brokers as of July 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$1,487,201	7.2%
AMG TimesSquare All Cap Growth Fund	1,331,839	2.5%
AMG Managers Emerging Opportunities Fund	11,339,795	7.3%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Variable Rate Security. The rate listed is as of July 31, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[5]	Perpetuity Bond. The date shown is the final call date.
[6]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at July 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Emerging Opportunities Fund	$269,859	0.2%

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Notes to Schedules of Portfolio Investments (continued)

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2016, the securities in the AMG Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of July 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$20,696,379	—	—	$20,696,379
Short-Term Investments
Repurchase Agreements	—	$1,531,336	—	1,531,336
Other Investment Companies	167,616	—	—	167,616

Total Investments in Securities	$20,863,995	$1,531,336	—	$22,395,331

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$52,777,237	—	—	$52,777,237
Short-Term Investments
Repurchase Agreements	—	$1,378,262	—	1,378,262
Other Investment Companies	243,656	—	—	243,656

Total Investments in Securities	$53,020,893	$1,378,262	—	$54,399,155

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks
Information Technology	$33,572,583	$269,859	—	$33,842,442
Consumer Discretionary	27,660,214	—	—	27,660,214
Industrials	26,219,245	—	—	26,219,245
Financials	22,692,154	—	—	22,692,154
Health Care	22,546,670	—	—	22,546,670
Materials	6,334,911	—	—	6,334,911
Energy	4,274,799	—	—	4,274,799
Consumer Staples	4,004,005	—	—	4,004,005
Telecommunication Services	2,127,526	—	—	2,127,526
Utilities	1,389,433	—	—	1,389,433
Exchange Traded Funds	100,250	—	—	100,250
Warrants	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	11,808,076	—	11,808,076
Other Investment Companies	4,962,353	—	—	4,962,353

Total Investments in Securities	$155,884,143	$12,077,935	—	$167,962,078

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes††	—	$194,429,509	—	$194,429,509
Municipal Bonds	—	27,559,824	—	27,559,824
U.S. Government and Agency Obligations††	—	193,055,236	—	193,055,236
Other Investment Companies	$9,001,363	—	—	9,001,363

Total Investments in Securities	$9,001,363	$415,044,569	—	$424,045,932

†	All common stocks held in AMG Frontier Small Cap Growth Fund and AMG TimesSquare All Cap Growth Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the AMG GW&K Core Bond Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2016, the Funds had no significant transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

FHLMC: Federal Home Loan Mortgage Corporation

FNMA: Federal National Mortgage Association

GMTN: Global Medium-Term Note

MTN: Medium-Term Note

REIT: Real Estate Investment Trust

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 12.6%
1-800-Flowers.com, Inc., Class A*	17,600	$160,688
Amazon.com, Inc.*	732	555,449
AMC Networks, Inc., Class A*	15,002	830,511
American Public Education, Inc.*	11,362	325,408
The Children’s Place, Inc.	5,900	493,122
Comcast Corp., Class A	4,300	289,175
D.R. Horton, Inc.	3,600	118,368
DISH Network Corp., Class A*	2,000	106,840
The Home Depot, Inc.	1,900	262,656
Hyatt Hotels Corp., Class A*,1	1,300	65,572
International Speedway Corp., Class A	926	31,271
iRobot Corp.*,1	5,593	212,087
Kirkland’s, Inc.*	1,600	24,384
La-Z-Boy, Inc.	7,400	223,628
Lowe’s Cos., Inc.	13,800	1,135,464
Michael Kors Holdings, Ltd.*	17,600	910,272
The Michaels Cos., Inc.*	29,200	769,712
Smith & Wesson Holding Corp.*	34,100	1,004,245
Standard Motor Products, Inc.	3,900	163,566
Superior Industries International, Inc.	19,900	608,144
Tenneco, Inc.*	11,900	672,588
Urban Outfitters, Inc.*	29,900	894,010
Viacom, Inc., Class A	8,800	436,832
The Walt Disney Co.	1,725	165,514
Total Consumer Discretionary		10,459,506
Consumer Staples - 10.2%
Altria Group, Inc.	24,500	1,658,650
Campbell Soup Co.	6,000	373,620
Central Garden and Pet Co., Class A*	39,200	893,368
The Coca-Cola Co.	5,177	225,872
Dr. Pepper Snapple Group, Inc.	2,700	265,977
Herbalife, Ltd.*,1	8,100	550,881
Hormel Foods Corp.	13,600	507,960
Medifast, Inc.	10,200	359,244
National Beverage Corp.*	12,600	722,736
PepsiCo, Inc.	2,300	250,516
Philip Morris International, Inc.	1,500	150,390
The Procter & Gamble Co.	4,918	420,932
Seneca Foods Corp., Class A*	6,851	268,354

	Shares	Value
Tyson Foods, Inc., Class A	19,400	$1,427,840
Wal-Mart Stores, Inc.	6,000	437,820
Total Consumer Staples		8,514,160
Energy - 5.9%
Chevron Corp.	2,300	235,704
Dril-Quip, Inc.*	1,190	64,772
EP Energy Corp., Class A*,1	123,233	513,882
Exxon Mobil Corp.	11,300	1,005,135
FMC Technologies, Inc.*	34,700	880,686
Marathon Petroleum Corp.	9,400	370,266
Phillips 66	4,600	349,876
Valero Energy Corp.	5,800	303,224
World Fuel Services Corp.	25,111	1,195,284
Total Energy		4,918,829
Financials - 15.2%
Alleghany Corp.*	1,297	704,919
American Homes 4 Rent, Class A	11,900	258,230
American International Group, Inc.	4,900	266,756
American Tower Corp.	800	92,616
Arch Capital Group, Ltd.*	11,700	849,771
Ares Commercial Real Estate Corp.	5,300	67,310
Argo Group International Holdings, Ltd.	692	35,908
Bank of America Corp.	7,492	108,559
Berkshire Hathaway, Inc., Class A*	1	216,000
Berkshire Hathaway, Inc., Class B*	13,387	1,931,342
Brown & Brown, Inc.	25,500	934,830
Capitol Federal Financial, Inc.	28,800	408,096
CenterState Banks, Inc.	5,600	93,296
Central Valley Community Bancorp	2,152	32,172
Chubb, Ltd.	1,203	150,688
Citigroup, Inc.	4,100	179,621
Discover Financial Services	16,088	914,442
Enterprise Financial Services Corp.	2,000	57,520
Equity Commonwealth*	1,900	57,038
Equity Residential	13,298	904,131
Erie Indemnity Co., Class A	2,000	195,380
Everest Re Group, Ltd.	2,200	415,822
First Defiance Financial Corp.	2,000	83,380
First Interstate BancSystem, Inc., Class A	4,099	119,035
GAMCO Investors, Inc., Class A	2,800	95,592

1

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 15.2% (continued)
JPMorgan Chase & Co.	6,853	$438,386
KCG Holdings, Inc., Class A*	19,337	292,569
Nasdaq, Inc.	3,200	226,432
PrivateBancorp, Inc.	4,400	194,480
Provident Financial Holdings, Inc.	1,400	27,286
Selective Insurance Group, Inc.	6,900	270,204
Sierra Bancorp	3,100	55,428
Stonegate Bank	1,800	57,042
SunTrust Banks, Inc.	10,300	435,587
TriCo Bancshares	2,200	57,244
Validus Holdings, Ltd.	17,900	884,797
Waterstone Financial, Inc.	2,987	46,836
Wells Fargo & Co.	8,177	392,251
WR Berkley Corp.	1,300	75,647
Total Financials		12,626,643
Health Care - 14.2%
Agilent Technologies, Inc.	18,700	899,657
Amgen, Inc.	7,400	1,273,022
Anika Therapeutics, Inc.*	9,000	449,280
Atrion Corp.	251	119,677
Biogen, Inc.*	1,735	503,029
Bruker Corp.	5,800	144,536
Cambrex Corp.*	3,600	188,676
Cantel Medical Corp.	8,100	542,295
Charles River Laboratories International, Inc.*	12,700	1,116,711
CR Bard, Inc.	846	189,276
Humana, Inc.	1,200	207,060
Johnson & Johnson	14,742	1,846,141
McKesson Corp.	4,488	873,185
Merck & Co., Inc.	3,600	211,176
OraSure Technologies, Inc.*	9,021	61,523
Pfizer, Inc.	11,500	424,235
Triple-S Management Corp., Class B*	14,400	357,840
UnitedHealth Group, Inc.	10,100	1,446,320
Universal Health Services, Inc., Class B	7,000	906,710
Total Health Care		11,760,349
Industrials - 12.7%
Alaska Air Group, Inc.	21,100	1,418,342
ARC Document Solutions, Inc.*	19,800	78,012
BWX Technologies, Inc.	27,500	1,012,275

	Shares	Value
Continental Building Products, Inc.*	21,200	$497,140
Delta Air Lines, Inc.	20,650	800,187
General Dynamics Corp.	3,600	528,804
General Electric Co.	47,300	1,472,922
The Greenbrier Cos., Inc.[1]	14,700	482,601
Hawaiian Holdings, Inc.*	1,800	81,954
Huntington Ingalls Industries, Inc.	6,800	1,173,544
Illinois Tool Works, Inc.	1,400	161,560
Landstar System, Inc.	10,199	718,927
Southwest Airlines Co.	4,500	166,545
UniFirst Corp.	3,000	350,640
Wabash National Corp.*	60,400	874,592
Waste Management, Inc.	4,300	284,316
Watsco, Inc.	800	115,232
West Corp.	14,271	315,532
Total Industrials		10,533,125
Information Technology - 20.0%
Alpha & Omega Semiconductor, Ltd.*	8,690	124,180
Alphabet, Inc., Class A*	706	558,686
Alphabet, Inc., Class C*	866	665,772
Apple, Inc.	17,241	1,796,685
Cisco Systems, Inc.	46,700	1,425,751
Citrix Systems, Inc.*	2,900	258,477
Coherent, Inc.*	5,200	551,460
Facebook, Inc., Class A*	4,700	582,518
Ingram Micro, Inc., Class A	19,300	660,832
Intel Corp.	2,032	70,835
International Business Machines Corp.	3,400	546,108
Leidos Holdings, Inc.[1]	16,800	840,168
MasterCard, Inc., Class A	15,580	1,483,839
Microsoft Corp.	23,400	1,326,312
MKS Instruments, Inc.	2,300	105,064
Motorola Solutions, Inc.	12,100	839,498
NETGEAR, Inc.*	17,300	889,739
Oracle Corp.	1,700	69,768
PC Connection, Inc.	2,500	64,525
QLogic Corp.*	54,810	850,651
QUALCOMM, Inc.	10,800	675,864
Rudolph Technologies, Inc.*	11,600	204,392
VASCO Data Security International, Inc.*	18,400	307,464

2

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.0% (continued)
Visa, Inc., Class A	22,400	$1,748,320
Total Information Technology		16,646,908
Materials - 3.7%
Bemis Co., Inc.	18,500	944,240
Cabot Corp.	2,200	107,118
Graphic Packaging Holding Co.	25,300	345,092
LyondellBasell Industries N.V., Class A	7,700	579,502
Packaging Corp. of America	9,200	687,148
Rayonier Advanced Materials, Inc.	30,130	414,890
Total Materials		3,077,990
Telecommunication Services - 3.7%
AT&T, Inc.	13,001	562,813
Cincinnati Bell, Inc.*	78,300	391,500
Shenandoah Telecommunications Co.	3,700	151,996
Verizon Communications, Inc.	35,700	1,978,137
Total Telecommunication Services		3,084,446
Utilities - 1.5%
American Water Works Co, Inc.	10,900	900,122
Public Service Enterprise Group, Inc.	7,900	363,479
Total Utilities		1,263,601
Total Common Stocks (cost $64,908,369)		82,885,557

	Principal Amount	Value
Short-Term Investments - 2.4%
Repurchase Agreements - 2.0%[2]
Cantor Fitzgerald Securities Inc., dated 07/29/16, due 08/01/16, 0.370%, total to be received $1,000,031(collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International Inc., dated 07/29/16, due 08/01/16, 0.360%, total to be received $696,112 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16 - 07/20/66, totaling $710,013)	696,091	696,091
Total Repurchase Agreements		1,696,091

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	316,595	316,595
Total Short-Term Investments (cost $2,012,686)		2,012,686
Total Investments - 102.1% (cost $66,921,055)		84,898,243
Other Assets, less Liabilities - (2.1)%		(1,754,554)
Net Assets - 100.0%		$83,143,689

3

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 12.3%
Amazon.com, Inc.*	444	$336,912
AMC Networks, Inc., Class A*	8,376	463,695
Capella Education Co.	4,473	267,799
Carter’s, Inc.	2,455	248,569
The Cato Corp., Class A	5,076	181,569
The Children’s Place, Inc.	4,900	409,542
Collectors Universe, Inc.	1,798	38,675
Comcast Corp., Class A	1,995	134,164
CSS Industries, Inc.	1,904	50,094
Gentex Corp.	42,503	751,028
Hasbro, Inc.	828	67,258
The Home Depot, Inc.	1,500	207,360
Lowe’s Cos., Inc.	10,000	822,800
Michael Kors Holdings, Ltd.*,4	13,600	703,392
The Michaels Cos., Inc.*	24,200	637,912
Regal Entertainment Group, Class A1	33,400	785,568
Ruth’s Hospitality Group, Inc.	15,800	252,326
Superior Industries International, Inc.	13,900	424,784
Thomson Reuters Corp.	3,300	138,963
Urban Outfitters, Inc.*	21,500	642,850
Viacom, Inc., Class A	900	44,676
Total Consumer Discretionary		7,609,936
Consumer Staples - 10.7%
Altria Group, Inc.[4]	16,501	1,117,118
Campbell Soup Co.[4]	6,000	373,620
Church & Dwight Co., Inc.[4]	4,400	432,256
The Clorox Co.	400	52,428
The Coca-Cola Co.	679	29,625
Costco Wholesale Corp.	4,000	668,880
Herbalife, Ltd.*,1	5,600	380,856
The JM Smucker Co.	1,913	294,908
National Beverage Corp.*,4	12,500	717,000
PepsiCo, Inc.	1,080	117,634
Philip Morris International, Inc.	298	29,878
The Procter & Gamble Co.	4,000	342,360
Seneca Foods Corp., Class A*	7,788	305,056
Sysco Corp.	15,001	776,902
Tyson Foods, Inc., Class A4	9,600	706,560

	Shares	Value
Wal-Mart Stores, Inc.	4,008	$292,464
Total Consumer Staples		6,637,545
Energy - 5.5%
Chevron Corp.[4]	803	82,291
Diamond Offshore Drilling, Inc.[1]	5,100	115,872
EP Energy Corp., Class A*	11,400	47,538
Exxon Mobil Corp.[4]	14,559	1,295,023
FMC Technologies, Inc.*	25,100	637,038
Occidental Petroleum Corp.	3,800	283,974
Oceaneering International, Inc.	8,000	223,040
World Fuel Services Corp.	15,201	723,568
Total Energy		3,408,344
Financials - 17.1%
The Allstate Corp.[4]	7,900	539,807
American Express Co.[4]	11,800	760,628
Ameriprise Financial, Inc.	322	30,860
Baldwin & Lyons, Inc., Class B	4,076	107,973
Bank of America Corp.[4]	54,850	794,776
Berkshire Hathaway, Inc., Class B*,[4]	10,100	1,457,127
Chimera Investment Corp.	10,500	176,190
Cincinnati Financial Corp.	1,739	129,903
Citigroup, Inc.	6,910	302,727
Cousins Properties, Inc.	2,804	29,835
Discover Financial Services	1,200	68,208
Donegal Group, Inc., Class A	3,325	53,765
Dynex Capital, Inc.	4,636	32,545
Equity Residential	9,700	659,503
Erie Indemnity Co., Class A	3,500	341,915
First Defiance Financial Corp.	785	32,727
FNF Group	830	31,266
The Hanover Insurance Group, Inc.	800	65,872
Host Hotels & Resorts, Inc.[1]	2,900	51,446
JPMorgan Chase & Co.[4]	21,600	1,381,752
KCG Holdings, Inc., Class A*	2,294	34,708
Morgan Stanley	1,106	31,775
Morningstar, Inc.	369	31,210
Nasdaq, Inc.	1,600	113,216
Old Republic International Corp.	24,513	475,062
OneBeacon Insurance Group, Ltd., Class A	6,326	88,627
Provident Financial Holdings, Inc.	3,018	58,821

4

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.1% (continued)
PS Business Parks, Inc.	600	$66,534
Public Storage	300	71,676
Retail Properties of America, Inc., Class A	7,501	132,243
Simon Property Group, Inc.	4,110	933,134
Synovus Financial Corp.	1,480	45,051
Taubman Centers, Inc.	404	32,692
The Travelers Cos., Inc.	1,100	127,842
Validus Holdings, Ltd.	14,401	711,841
Wells Fargo & Co.[4]	12,200	585,234
Total Financials		10,588,491
Health Care - 13.0%
Agilent Technologies, Inc.	10,842	521,609
Allergan PLC*	200	50,590
Amgen, Inc.[4]	6,300	1,083,789
Amphastar Pharmaceuticals, Inc.*	14,566	235,678
BioTelemetry, Inc.*	12,200	232,044
Cambrex Corp.*	13,100	686,571
Community Health Systems, Inc.*	28,469	363,549
CR Bard, Inc.	133	29,756
Globus Medical, Inc., Class A*	18,700	429,165
Johnson & Johnson[4]	3,774	472,618
Landauer, Inc.	3,167	132,127
LeMaitre Vascular, Inc.	5,600	96,320
Magellan Health, Inc.*	451	30,880
McKesson Corp.	4,200	817,152
Merck & Co., Inc.	14,028	822,883
OraSure Technologies, Inc.*	33,300	227,106
Owens & Minor, Inc.[1]	1,500	53,565
PDL BioPharma, Inc.	71,122	250,349
Pfizer, Inc.	7,100	261,919
PharMerica Corp.*	6,848	181,883
Triple-S Management Corp., Class B*	4,700	116,795
Universal American Corp.	30,086	230,459
Universal Health Services, Inc., Class B	5,100	660,603
Utah Medical Products, Inc.	640	41,645
Total Health Care		8,029,055
Industrials - 13.8%
Allison Transmission Holdings, Inc.	24,400	703,208
ARC Document Solutions, Inc.*	7,590	29,905
Carlisle Cos., Inc.	7,400	764,346

	Shares	Value
Continental Building Products, Inc.*	4,161	$97,575
General Dynamics Corp.[4]	1,597	234,583
General Electric Co.[4]	41,300	1,286,082
The Greenbrier Cos., Inc.[1]	7,837	257,289
Hawaiian Holdings, Inc.*	6,200	282,286
Huntington Ingalls Industries, Inc.	4,500	776,610
Illinois Tool Works, Inc.[4]	7,500	865,500
Insperity, Inc.	3,917	307,445
Jacobs Engineering Group, Inc.*	11,700	626,184
Kimball International, Inc., Class B	10,398	118,433
Knoll, Inc.	2,600	65,650
Landstar System, Inc.	4,600	324,254
MSC Industrial Direct Co., Inc., Class A	3,940	283,010
Southwest Airlines Co.	1,900	70,319
Wabash National Corp.*,1	9,300	134,664
Watsco, Inc.	3,800	547,352
West Corp.[4]	32,800	725,208
Total Industrials		8,499,903
Information Technology - 18.6%
Alpha & Omega Semiconductor, Ltd.*	20,600	294,374
Alphabet, Inc., Class A*,4	726	574,513
Alphabet, Inc., Class C*,4	467	359,025
Apple, Inc.[4]	10,336	1,077,115
CDW Corp.	16,000	686,880
Cisco Systems, Inc.[4]	38,900	1,187,617
Citrix Systems, Inc.*	2,200	196,086
EarthLink Holdings Corp.	18,600	126,108
Facebook, Inc., Class A*	3,300	409,002
Intel Corp.	883	30,781
International Business Machines Corp.	400	64,248
Intuit, Inc.	4,714	523,207
MasterCard, Inc., Class A	700	66,668
Maxim Integrated Products, Inc.	2,057	83,884
Microsoft Corp.[4]	25,691	1,456,166
MicroStrategy, Inc., Class A*	2,400	419,736
NETGEAR, Inc.*	14,200	730,306
Nuance Communications, Inc.*,4	39,700	637,979
Oracle Corp.	1,000	41,040
PayPal Holdings, Inc.*	1,001	37,277
QLogic Corp.*	17,152	266,199
Sanmina Corp.*	3,800	96,292

5

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.6% (continued)
Tech Data Corp.*	8,200	$639,026
Teradata Corp.*	7,900	224,202
Texas Instruments, Inc.	900	62,775
Visa, Inc., Class A4	8,500	663,425
WebMD Health Corp.*,1	8,700	530,787
Total Information Technology		11,484,718
Materials - 3.4%
Cabot Corp.[4]	9,800	477,162
Packaging Corp. of America	10,200	761,838
Rayonier Advanced Materials, Inc.	25,717	354,123
Trinseo, S.A.[1]	10,068	501,286
Worthington Industries, Inc.	741	32,834
Total Materials		2,127,243
Telecommunication Services - 4.8%
AT&T, Inc.	6,027	260,909
CenturyLink, Inc.	26,002	817,503
Cincinnati Bell, Inc.*	15,400	77,000
Shenandoah Telecommunications Co.	10,143	416,674
Verizon Communications, Inc.[4]	24,900	1,379,709
Total Telecommunication Services		2,951,795
Utilities - 0.6%
AES Corp.	5,000	61,750
Avangrid, Inc.	1,935	87,346
DTE Energy Co.	1,633	159,250
Edison International	900	69,642
Total Utilities		377,988
Total Common Stocks (cost $56,662,589)		61,715,018

	Contracts
Purchased Options - 0.3%
S&P 500 Puts, 1,900 Strike Price, Expiration 08/19/16	91	4,550

	Contracts	Value
S&P 500 Puts, 1,925 Strike Price, Expiration 09/16/16	95	$30,400
S&P 500 Puts, 1,940 Strike Price, Expiration 08/19/16	5	325
S&P 500 Puts, 2,000 Strike Price, Expiration 10/21/16	96	154,560
Total Purchased Options (cost $755,283)		189,835

	Principal Amount
Short-Term Investments - 2.9%
Repurchase Agreements - 2.2%[2]
Cantor Fitzgerald Securities, Inc., dated 07/29/16, due 08/01/16, 0.370% total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totalling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 07/29/16, due 08/01/16, 0.360% total to be received $372,902 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16 - 07/20/66, totalling $380,349)	372,891	372,891
Total Repurchase Agreements		1,372,891

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	438,709	438,709
Total Short-Term Investments (cost $1,811,600)		1,811,600
Total Investments - 103.0% (cost $59,229,472)		63,716,453
Other Assets, less Liabilities - (3.0)%		(1,874,318)
Net Assets - 100.0%		$61,842,135

6

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2016

	Shares	Value
Exchange Traded Funds - 55.9%
iShares Barclays TIPS Bond Fund[4]	84,181	$9,840,759
iShares iBoxx $ Investment Grade Corporate Bond[4]	126,690	15,708,293
Materials Select Sector SPDR Fund[1]	23,503	1,145,066
SPDR Citi International Government Inflation-Protected Bond[4]	37,587	2,081,568
VanEck Vectors Gold Miners[1]	40,095	1,226,506
VanEck Vectors Natural Resource[1]	71,989	2,264,846
Vanguard REIT[4]	43,037	3,978,771
Total Exchange Traded Funds (cost $34,029,450)		36,245,809

	Notes
Exchange Traded Notes - 10.9%
Barclays, Inc., iPath Bloomberg Agriculture Subindex Total Return, 10/22/37	17,615	637,117
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]	44,499	1,135,614
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37[1]	21,790	635,179
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1]	45,195	1,315,626
Goldman Sachs, Connect S&P GSCI Enhanced Commodity Index Total Return, 5/8/37	43,454	887,331
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22	514,321	2,489,268
Total Exchange Traded Notes (cost $8,927,821)		7,100,135

	Number of Contracts
Purchased Options - 0.4%
EURO STOXX 50 Puts, 2,550 Strike Price, Expiration 08/19/16	12	107
EURO STOXX 50 Puts, 2,600 Strike Price, Expiration 09/16/16	32	3,971
EURO STOXX 50 Puts, 2,650 Strike Price, Expiration 09/16/16	33	5,313
EURO STOXX 50 Puts, 2,650 Strike Price, Expiration 12/16/16	68	44,778
EURO STOXX 50 Puts, 2,675 Strike Price, Expiration 12/16/16	23	16,328
EURO STOXX 50 Puts, 2,700 Strike Price, Expiration 09/16/16	39	8,197
EURO STOXX 50 Puts, 2,725 Strike Price, Expiration 08/19/16	32	1,646
EURO STOXX 50 Puts, 2,750 Strike Price, Expiration 08/19/16	16	1,038
S&P 500 Puts, 1,900 Strike Price, Expiration 08/19/16	42	2,100
S&P 500 Puts, 1,925 Strike Price, Expiration 09/16/16	51	16,320
S&P 500 Puts, 1,940 Strike Price, Expiration 08/19/16	14	910
S&P 500 Puts, 1,950 Strike Price, Expiration 09/16/16	17	6,800
S&P 500 Puts, 2,000 Strike Price, Expiration 10/21/16	79	127,190
Total Purchased Options (cost $693,739)		234,698

7

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations - 27.7%
United States Treasury Bills, 0.175%, 08/18/16[5,6]	$4,500,000	$4,499,627
United States Treasury Bills, 0.200%, 09/01/16[5,6]	1,500,000	1,499,746
United States Treasury Bills, 0.201%, 09/15/16[5,6]	6,000,000	5,998,464
United States Treasury Bills, 0.239%, 10/13/16[5,6]	2,000,000	1,999,058
United States Treasury Bills, 0.247%, 11/10/16[5]	2,000,000	1,998,640
United States Treasury Bills, 0.292%, 12/22/16[5,6]	2,000,000	1,997,696
Total U.S. Government Obligations (cost $17,991,154)		17,993,231
Short-Term Investments - 8.1%
Repurchase Agreements - 2.6%[2]
Cantor Fitzgerald Securities, Inc. dated 07/29/16, due 08/01/16, 0.370%, total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/03/16 - 06/20/66, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International Inc, dated 07/29/16, due 08/01/16, 0.360%, total to be received $674,081 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 08/25/16 - 07/20/66, totaling $687,542)	674,061	674,061
Total Repurchase Agreements		1,674,061

	Shares
Other Investment Companies - 5.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.35%	3,557,750	3,557,750
Total Short-Term Investments (cost $5,231,811)		5,231,811
Total Investments - 103.0% (cost $66,873,975)		66,805,684
Other Assets, less Liabilities - (3.0)%		(1,937,323)
Net Assets - 100.0%		$64,868,361

8

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$66,920,280	$18,565,809	$(587,846)	$17,977,963
AMG FQ U.S. Equity Fund	59,248,744	5,913,958	(1,446,249)	4,467,709
AMG FQ Global Risk-Balanced Fund	68,417,206	982,501	(2,594,023)	(1,611,522)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of July 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,686,155	2.0%
AMG FQ U.S. Equity Fund	2,282,495	3.7%
AMG FQ Global Risk-Balanced Fund	1,638,379	2.5%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for written options as of July 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ U.S. Equity Fund	$15,871,454	25.7%
AMG FQ Global Risk-Balanced Fund	18,352,627	28.3%

[5]	Represents yield to maturity at July 31, 2016.
[6]	Some or all of these securities were held as collateral for futures contracts. The market value of collateral at July 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Risk-Balanced Fund	$8,996,420	13.9%

9

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of July 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$82,885,557	—	—	$82,885,557
Short-Term Investments
Repurchase Agreements	—	$1,696,091	—	1,696,091
Other Investment Companies	316,595	—	—	316,595

Total Investments in Securities	$83,202,152	$1,696,091	—	$84,898,243

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$61,715,018	—	—	$61,715,018
Purchased Options	189,835	—	—	189,835
Short-Term Investments
Repurchase Agreements	—	$1,372,891	—	1,372,891
Other Investment Companies	438,709	—	—	438,709

Total Investments in Securities	$62,343,562	$1,372,891	—	$63,716,453

Financial Derivative Instruments-Assets††
Equity Contracts	$5,907	—	—	$5,907

Financial Derivative Instruments-Liabilities††
Equity Contracts	(519,655)	—	—	(519,655)

Total Financial Derivative Instruments	$(513,748)	—	—	$(513,748)

10

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$36,245,809	—	—	$36,245,809
Exchange Traded Notes†††	7,100,135	—	—	7,100,135
Purchased Options	234,698	—	—	234,698
U.S. Government Obligations	—	$17,993,231	—	17,993,231
Short-Term Investments
Repurchase Agreements	—	1,674,061	—	1,674,061
Other Investment Companies	3,557,750	—	—	3,557,750

Total Investments in Securities	$47,138,392	$19,667,292	—	$66,805,684

Financial Derivative Instruments-Assets††
Equity Contracts	$1,351,247	—	—	$1,351,247
Interest Rate Contracts	1,274,651	—	—	1,274,651

	2,625,898	—	—	2,625,898

Financial Derivative Instruments-Liabilities††
Equity Contracts	(442,103)	—	—	(442,103)

Total Financial Derivative Instruments	$2,183,795	—	—	$2,183,795

†	For a detailed break out of the common stocks by major industry classification, please refer to the respective Funds’ Schedule of Portfolio Investments.
††	Derivative instruments, such as futures and written options, are not reflected in the Schedule of Portfolio Investments. Futures are valued at the unrealized appreciation/ depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

11

Notes to Schedules of Portfolio Investments (continued)

At July 31, 2016, the following Funds had open written options:

AMG FQ U.S. Equity Fund - Written Option Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,170	08/19/16	91	$72,663	$(110,702)
S&P 500 Index (Call)	2,180	08/19/16	5	2,990	(4,385)
S&P 500 Index (Call)	2,200	09/16/16	95	75,858	(85,642)
S&P 500 Index (Call)	2,300	10/21/16	48	24,888	7,608
S&P 500 Index (Call)	2,310	10/21/16	48	20,568	6,528
S&P 500 Index (Put)	1,840	08/19/16	91	163,664	160,479
S&P 500 Index (Put)	1,870	09/16/16	95	227,858	208,478
S&P 500 Index (Put)	1,890	08/19/16	5	8,490	8,240
S&P 500 Index (Put)	1,950	10/21/16	96	153,456	40,176

Totals				$750,435	$230,780

AMG FQ Global Risk-Balanced Fund - Written Option Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,150	08/19/16	44	$11,086	$9,463
EURO STOXX 50 (Call)	3,175	09/16/16	39	7,526	1,596
EURO STOXX 50 (Call)	3,200	09/16/16	27	7,358	4,370
EURO STOXX 50 (Call)	3,275	08/19/16	48	11,569	11,408
EURO STOXX 50 (Call)	3,300	12/16/16	111	36,243	3,109
EURO STOXX 50 (Call)	3,375	09/16/16	33	9,561	9,265
EURO STOXX 50 (Call)	3,400	09/16/16	32	10,369	10,154
EURO STOXX 50 (Put)	2,350	09/16/16	14	6,714	6,276
EURO STOXX 50 (Put)	2,350	12/16/16	20	16,332	11,010
EURO STOXX 50 (Put)	2,400	08/19/16	44	17,767	17,669
EURO STOXX 50 (Put)	2,400	09/16/16	45	23,301	21,440
EURO STOXX 50 (Put)	2,500	12/16/16	71	37,211	7,523
EURO STOXX 50 (Put)	2,500	09/16/16	19	10,356	8,975
EURO STOXX 50 (Put)	2,550	09/16/16	26	5,152	2,652
EURO STOXX 50 (Put)	2,575	08/19/16	16	4,504	4,325
S&P 500 Index (Call)	2,170	08/19/16	42	33,511	(51,119)

12

Notes to Schedules of Portfolio Investments (continued)

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,180	08/19/16	14	$8,370	$(12,280)
S&P 500 Index (Call)	2,200	09/16/16	52	47,440	(40,960)
S&P 500 Index (Call)	2,225	09/16/16	16	9,566	(3,234)
S&P 500 Index (Call)	2,300	10/21/16	39	20,198	6,158
S&P 500 Index (Call)	2,310	10/21/16	40	17,116	5,416
S&P 500 Index (Put)	1,840	08/19/16	42	75,511	74,041
S&P 500 Index (Put)	1,870	09/16/16	35	83,926	76,786
S&P 500 Index (Put)	1,875	09/16/16	33	65,880	58,455
S&P 500 Index (Put)	1,890	08/19/16	14	23,770	23,070
S&P 500 Index (Put)	1,950	10/21/16	79	126,233	33,013

Totals				$726,570	$298,581

Transactions in written put and call options for the period ended July 31, 2016, were as follows:

AMG FQ U.S. Equity Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2015	656	$1,237,316
Options written	1,866	2,862,561
Options exercised/expired/closed	(1,948)	(3,349,442)

Options outstanding at July 31, 2016	574	$750,435

AMG FQ Global Risk-Balanced Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2015	708	$732,261
Options written	2,535	1,737,008
Options exercised/expired/closed	(2,248)	(1,742,699)

Options outstanding at July 31, 2016	995	$726,570

13

Notes to Schedules of Portfolio Investments (continued)

At July 31, 2016, the following Funds had open futures contracts:

AMG FQ US Equity Fund - Future Contracts
Type	Number of Contracts	Position	Expiration Date	Unrealized gain
S&P 500 E-Mini Index	2	Long	09/16/16	$5,907

AMG FQ Global Risk-Balanced Fund - Future Contracts
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	18	Long	08/19/16	$17,157
Australia 10-Year Bond	AUD	61	Long	09/16/16	129,068
Australian SPI 200 Index	AUD	32	Long	09/16/16	143,599
CAC 40 Index	EUR	34	Long	08/19/16 to 09/19/16	43,111
Canadian 10-Year Bond	CAD	55	Long	09/30/16	184,449
Dax Index	EUR	6	Long	09/16/16	100,304
E-Mini MSCI Index	USD	156	Long	09/16/16	354,660
FTSE 100 Index	GBP	25	Long	09/19/16	214,319
FTSE/MIB Index	EUR	18	Long	09/16/16	42,619
Hang Seng Index	HKD	12	Long	08/31/16	(14,114)
IBEX 35 Index	EUR	17	Long	08/19/16	22,481
Russell 2000 E-Mini Index	USD	66	Long	09/16/16	217,372
S&P 500 E-Mini Index	USD	26	Long	09/16/16	64,309
S&P/TSX 60 Index	CAD	22	Long	09/15/16	97,053
TOPIX Index	JPY	19	Long	09/09/16	34,263
U.K. 10-Year Gilt	GBP	49	Long	09/30/16	542,985
U.S. Treasury Long Bond	USD	61	Long	09/30/16	418,149

Total					$2,611,784

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities
SPDR:	Standard & Poor’s Depositary Receipt

14

Notes to Schedules of Portfolio Investments (continued)

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

VALUATION OF INVESTMENTS

Equity securities, including option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

15

Notes to Schedules of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

OPTIONS

An option is a contract that gives the buyer the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a certain date. A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices as of the close of the Futures Exchange. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted.

16

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 27, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 27, 2016